Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Oct. 31, 2022		Oct. 31, 2021		Jul. 31, 2021		Dec. 31, 2022	Jul. 31, 2022		Dec. 31, 2021
REVENUES
Total Revenues							$ 9,840,709			$ 10,544,550
COST OF REVENUES
Total Cost of Revenues							6,486,513			6,300,197
GROSS PROFIT							3,354,196			4,244,353
OPERATING EXPENSES:
Selling							1,902,865			1,258,442
General and administrative							7,153,248			4,084,873
Earnout share payment							5,199,629
Impairment loss on long-lived assets and goodwill							1,139,016
Research and development							17,209			129,265
Total Operating Expenses							15,411,967			5,472,580
Formation and operating costs	$ 298,331		$ 45,587		8,377			1,985,750
LOSS FROM OPERATIONS	(298,331)		(45,587)		(8,377)		(12,057,771)	(1,985,750)		(1,228,227)
OTHER INCOME (EXPENSE)
Dividends on marketable securities held in trust	499,343							222,912
Interest expense, net							(120,082)			(127,126)
Gain on disposal of subsidiary							30,055
Change in fair value of prepaid forward purchase liabilities							(12,911,503)
Other income, net							127,477			386,828
Investment income										1,917,062
Total Other Income (Expense), net	499,343						(12,874,053)	222,912		2,176,764
(LOSS) INCOME BEFORE INCOME TAXES							(24,931,824)			948,537
PROVISION FOR INCOME TAXES							17,422			48,141
NET (LOSS) INCOME	201,012		(45,587)		(8,377)		(24,949,246)	(1,762,838)		900,396
Less: Net (income) loss attributable to noncontrolling interest							(65,124)			35,567
NET (LOSS) INCOME ATTRIBUTABLE TO EUDA HEALTH HOLDINGS LIMITED	$ 201,012		$ (45,587)		$ (8,377)		(24,884,122)	$ (1,762,838)		864,829
FOREIGN CURRENCY TRANSLATION ADJUSTMENT							(131,941)			17,009
TOTAL COMPREHENSIVE (LOSS) INCOME							(25,081,187)			917,405
Less: Comprehensive (loss) income attributable to noncontrolling interest							(65,340)			35,584
COMPREHENSIVE (LOSS) INCOME ATTRIBUTABLE TO EUDA HEALTH HOLDINGS LIMIT							$ (25,015,847)			$ 881,821
Weighted average shares outstanding, redeemable ordinary shares basic	8,625,000							5,883,904
Weighted average shares outstanding, redeemable ordinary shares diluted	8,625,000							5,883,904
Basic net income per redeemable ordinary share	$ 0.03							$ 0.50
Diluted net income per redeemable ordinary share	$ 0.03							$ 0.50
Basic weighted average shares outstanding, non-redeemable ordinary shares	2,448,500	[1],[2]	1,875,000	[1],[2]	1,875,000	[3],[4]		2,355,621	[3],[4]
Diluted weighted average shares outstanding, non-redeemable ordinary shares	2,448,500	[1],[2]	1,875,000	[1],[2]	1,875,000	[3],[4]		2,355,621	[3],[4]
Basic net loss per share, non-redeemable ordinary shares	$ 0.03	[1],[2]	$ 0.02	[1],[2]	$ 0.00			$ 2.00
Diluted net loss per share, non-redeemable ordinary shares	$ 0.03	[1],[2]	$ 0.02	[1],[2]	$ 0.00			$ 2.00
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES*
Basic and diluted							12,029,656			9,253,333
(LOSS) EARNINGS PER SHARE
Basic and diluted							$ (2.07)			$ 0.09
Medical Services Excluding Related Parties [Member]
REVENUES
Total Revenues
Medical Services Related Parties [Member]
REVENUES
Total Revenues							$ 135			$ 4,640
COST OF REVENUES
Total Cost of Revenues							491,499			2,349,702
Product Sales [Member]
REVENUES
Total Revenues							11,046			257,841
COST OF REVENUES
Total Cost of Revenues							59,391			167,202
Property Management Services [Member]
REVENUES
Total Revenues							3,764,295			4,558,520
COST OF REVENUES
Total Cost of Revenues							2,894,296			3,308,536
Medical Services [Member]
REVENUES
Total Revenues							6,065,233			5,723,549
COST OF REVENUES
Total Cost of Revenues							$ 3,041,327			$ 474,757

[1]	On October 25, 2021, the Company issued additional 718,750 ordinary shares which were purchased by the Sponsor, resulting in an aggregate of 2,156,250 ordinary shares outstanding. All shares and associated amounts have been retroactively restated to reflect the share capitalization (see Note 5).
[2]	This number excludes an aggregate of up to 281,250 shares exercised in full or in part by the underwriters (see Note 5). As a result of the full exercise of the over-allotment option by the underwriters upon the consummation of the IPO, these shares are no longer subject to forfeiture (see Note 7).
[3]	On October 25, 2021, the Company issued additional 718,750 ordinary shares which were purchased by the Sponsor, resulting in an aggregate of 2,156,250 ordinary shares outstanding. All shares and associated amounts have been retroactively restated to reflect the share capitalization (see Note 5).
[4]	This number excludes an aggregate of up to 281,250 shares exercised in full or in part by the underwriters (see Note 5). As a result of the full exercise of the over-allotment option by the underwriters upon the consummation of the IPO, these shares are no longer subject to forfeiture (see Note 7).